UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended: December
31, 2010

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Tempus Quo Capital Management, LLC

Address:    3050 Aventura Boulevard
            Aventura, Florida 33180

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Raul Espejel
Title:      Managing Member
Phone:      305-755-4703

Signature, Place and Date of Signing:


/s/Raul Espejel             Aventura, Florida                February 14, 2011
---------------             -----------------                -----------------
 [Signature]                   [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $267,283
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number              Name
---   --------------------              ----

1.    028-XXXXX                         Tempus Quo Alternative Master Fund, Ltd.

2.    028-XXXXX                         Tempus Quo Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2010
COLUMN 1                        COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (x1000)  PRN AMT   PRN CALL DISCRETION MNGRS    SOLE        SHARED NONE
--------------               --------------    -----     -------    -------   --- ---- ---------- -----   ----         ------ ----
ARCHER DANIELS MIDLAND CO     COM               039483102   3,197    106,291  SH        DEFINED     1      106,291
ARCHER DANIELS MIDLAND CO     COM               039483102   3,548    117,950  SH        DEFINED     2      117,950
BAKER HUGHES INC              COM               057224107   5,745    100,487  SH        DEFINED     1      100,487
BAKER HUGHES INC              COM               057224107   6,376    111,519  SH        DEFINED     2      111,519
CAMERON INTERNATIONAL CORP    COM               13342B105   1,527     30,104  SH        DEFINED     1       30,104
CAMERON INTERNATIONAL CORP    COM               13342B105   1,695     33,404  SH        DEFINED     2       33,404
CHESAPEAKE ENERGY CORP        COM               165167107   1,595     61,542  SH        DEFINED     1       61,542
CHESAPEAKE ENERGY CORP        COM               165167107   1,769     68,292  SH        DEFINED     2       68,292
COPA HOLDINGS SA              CL A              P31076105  50,025    850,192  SH        DEFINED     1      850,192
COPA HOLDINGS SA              CL A              P31076105  62,496  1,062,131  SH        DEFINED     2    1,062,131
CEMEX SAB DE CV               SPON ADR NEW      151290889   1,524    142,284  SH        DEFINED     1      142,284
CEMEX SAB DE CV               SPON ADR NEW      151290889   1,691    157,882  SH        DEFINED     2      157,882
DIAMOND OFFSHORE DRILLING IN  COM               25271C102     813     12,153  SH        DEFINED     1       12,153
DIAMOND OFFSHORE DRILLING IN  COM               25271C102     902     13,487  SH        DEFINED     2       13,487
DRESSER-RAND GROUP INC        COM               261608103     371      8,702  SH        DEFINED     1        8,702
DRESSER-RAND GROUP INC        COM               261608103     411      9,657  SH        DEFINED     2        9,657
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   3,216     26,782  SH        DEFINED     1       26,782
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   3,568     29,708  SH        DEFINED     2       29,708
GAMMON GOLD INC               COM               36467T106   3,109    379,647  SH        DEFINED     1      379,647
GAMMON GOLD INC               COM               36467T106   3,440    419,966  SH        DEFINED     2      419,966
MARTIN MARIETTA MATLS INC     COM               573284106   3,378     36,621  SH        DEFINED     1       36,621
MARTIN MARIETTA MATLS INC     COM               573284106   3,749     40,642  SH        DEFINED     2       40,642
MARATHON OIL CORP             COM               565849106   3,166     85,505  SH        DEFINED     1       85,505
MARATHON OIL CORP             COM               565849106   3,554     95,976  SH        DEFINED     2       95,976
MURPHY OIL CORP               COM               626717102   4,333     58,122  SH        DEFINED     1       58,122
MURPHY OIL CORP               COM               626717102   4,805     64,458  SH        DEFINED     2       64,458
METALS USA HLDGS CORP         COM               59132A104  24,001  1,574,845  SH        DEFINED     1    1,574,845
METALS USA HLDGS CORP         COM               59132A104  31,055  2,037,744  SH        DEFINED     2    2,037,744
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103   1,283     35,873  SH        DEFINED     1       35,873
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103   1,424     39,814  SH        DEFINED     2       39,814
POTASH CORP SASK INC          COM               73755L107   4,955     32,006  SH        DEFINED     1       32,006
POTASH CORP SASK INC          COM               73755L107   5,499     35,518  SH        DEFINED     2       35,518
COMPANHIA SIDERURGICA NACION  SPONSORED ADR     20440W105   1,670    100,205  SH        DEFINED     1      100,205
COMPANHIA SIDERURGICA NACION  SPONSORED ADR     20440W105   1,854    111,193  SH        DEFINED     2      111,193
TAM SA                        SP ADR REP PFD    87484D103   6,559    269,585  SH        DEFINED     2      269,585
TENARIS S A                   SPONSORED ADR     88031M109     887     18,108  SH        DEFINED     1       18,108
TENARIS S A                   SPONSORED ADR     88031M109     984     20,095  SH        DEFINED     2       20,095
TERNIUM SA                    SPON ADR          880890108   1,314     30,993  SH        DEFINED     1       30,993
TERNIUM SA                    SPON ADR          880890108   1,458     34,380  SH        DEFINED     2       34,380
VALE S A                      ADR               91912E105   1,437     41,573  SH        DEFINED     1       41,573
VALE S A                      ADR               91912E105   1,595     46,134  SH        DEFINED     2       46,134
VIVO PARTICIPACOES S A        SPON ADR PFD NEW  92855S200     618     18,974  SH        DEFINED     1       18,974
VIVO PARTICIPACOES S A        SPON ADR PFD NEW  92855S200     686     21,059  SH        DEFINED     2       21,059


SK 26299 0001 1169040